Earnings Per Common Share (Details Narrative)	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 17, 2013	Nov. 30, 2013	Sep. 24, 2013	Jul. 16, 2013	Mar. 21, 2013	Nov. 20, 2014
Resricted Stock awards considered to be anti - dilutive	1,157,515
Common Stock, shares issued	140,299,695	133,403,931	31,300,000	32,590,411	33,400,000	31,250,000	1,500
Subsequent Event [Member]
Common Stock, shares issued								40,000,000